SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenue by major customer
In the years ended December 31, 2016, 2015 and 2014, revenues from each of the following customers accounted for over 10% of our consolidated revenues:

(in thousands of $)	2016		2015		2014
Petrobras	103,368	23%	100,052	23%	99,976	25%
PTNR	67,774	15%	67,325	15%	66,345	17%
Jordan	57,112	13%	37,750	9%	—	—%
KNPC	47,654	11%	47,402	11%	43,220	11%
DUSUP	46,465	11%	41,970	10%	48,392	12%
Pertamina	37,602	9%	38,061	9%	40,004	10%
Royal Dutch Shell	26,070	6%	31,370	7%	68,884	17%

Revenues and fixed assets with respect to geographical area
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2016	2015	2014
Brazil	103,368	100,052	99,976
Indonesia	67,774	67,325	66,345
Jordan	57,112	37,750	—
Kuwait	47,654	47,402	43,220
United Arab Emirates	46,465	41,970	48,392

Fixed assets (in thousands of $)	2016	2015
Brazil	347,366	369,922
Jordan	278,588	286,974
Kuwait	267,055	275,684
Indonesia	191,139	205,188
United Arab Emirates	122,078	133,883